Related Parties - Schedule of Related Parties (Details) - USD ($)	6 Months Ended						12 Months Ended
	Apr. 30, 2026		Apr. 30, 2025		Dec. 31, 2008	[3]	Oct. 31, 2025		Oct. 31, 2024		Oct. 31, 2023		Dec. 31, 2008	[4]
Due from related parties
Due from related parties	$ 347						$ 490		$ 40,154
Borrowing	0		$ 0				0		0		$ 132,084
Repayment	0		38,901				0		25,468		133,924
Dingxin Sun [Member]
Due from related parties
Due from related parties	347	[1]					490	[2]	40,154	[2]
Borrowing	0	[1]	0	[1]			0	[2]	0	[2]	132,084	[2]
Repayment	0	[1]	38,901	[1]			0	[2]	25,468	[2]	133,924	[2]
Shandong Dingxin Energy Saving Technology Group Co. Ltd. [Member]
Due from related parties
Nature					Office Rental								Office Rental
Transactions with related parties	$ 28,754	[3]	$ 27,518	[3]			$ 55,438	[4]	$ 55,668	[4]	$ 53,678	[4]

[1]	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.
[2]	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.
[3]	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.
[4]	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.